CONCENTRATIONS (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Revenue	$ 8,325,382	$ 10,299,059
Medical Devices [Member]
Revenue	7,138,474	8,687,340
Respiratory and Oxygen Homecare [Member]
Revenue	$ 1,186,908	$ 1,611,719